Intangible Assets - Detailed Information About Sensitivity to Changes in Assumptions (Detail) - Cash Generating Units [member]	12 Months Ended
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 7.03x
Mexico [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.16%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.2x
Colombia [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.19%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.5x
Costa Rica [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.64%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.3x
Guatemala [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.52%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Paases by 7.4x
Nicaragua [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	4.27%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.1x
Panama [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.12%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 12.1x
Argentina [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	4.39%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 299x
Brazil [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.26%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.6x
Philippines [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.46%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.1x